Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI included within AOCI of the Company's fixed maturity securities (and equity securities for 2017) as of the dates indicated:

	December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$10.8	$0.1	$—	$10.9	$—
States, municipalities and political subdivisions	13.0	0.9	—	13.9	—
Foreign governments	8.4	1.2	—	9.6	—
Asset-backed	80.4	0.1	(1.8)	78.7	—
Commercial mortgage-backed	3.5	—	(0.2)	3.3	—
Residential mortgage-backed	37.0	1.6	(0.4)	38.2	1.0
U.S. corporate	497.8	91.1	(1.9)	587.0	10.0
Foreign corporate	123.1	19.5	(0.3)	142.3	—
Total fixed maturity securities	$774.0	$114.5	$(4.6)	$883.9	$11.0

	December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$3.1	$0.1	$—	$3.2	$—
States, municipalities and political subdivisions	4.7	0.9	—	5.6	—
Foreign governments	8.4	2.1	—	10.5	—
Asset-backed	28.7	0.3	—	29.0	—
Commercial mortgage-backed	3.5	—	(0.2)	3.3	—
Residential mortgage-backed	39.6	2.5	(0.4)	41.7	1.6
U.S. corporate	588.6	153.6	(0.1)	742.1	12.5
Foreign corporate	126.3	31.6	—	157.9	—
Total fixed maturity securities	$802.9	$191.1	$(0.7)	$993.3	$14.1
Equity securities:
Common stocks	$0.1	$0.5	$—	$0.6	$—
Non-redeemable preferred stocks	73.9	12.0	(0.1)	85.8	—
Total equity securities	$74.0	$12.5	$(0.1)	$86.4	$—
(1)  Represents the amount of OTTI recognized in AOCI. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities By Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2018 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$17.8	$18.0
Due after one year through five years	63.5	66.5
Due after five years through ten years	82.2	92.9
Due after ten years	489.6	586.3
Total	653.1	763.7
Asset-backed	80.4	78.7
Commercial mortgage-backed	3.5	3.3
Residential mortgage-backed	37.0	38.2
Total	$774.0	$883.9

Schedule of Major Categories of Net Investment Income
Major categories of net investment income were as follows for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
Fixed maturity securities	$49.7	$52.4	$74.1
Equity securities	5.1	5.4	7.0
Commercial mortgage loans on real estate	3.8	5.6	10.2
Policy loans	0.4	0.4	0.5
Other investments	7.0	2.5	7.7
Cash and cash equivalents	0.1	—	0.3
Total investment income	66.1	66.3	99.8
Investment expenses	(1.5)	(2.1)	(2.0)
Net investment income	$64.6	$64.2	$97.8

Summary of Proceeds From Sales of Available-For-Sale Securities and the Gross Realized Gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale fixed maturities (and equity securities from 2017 and 2016 prior to the previously described fair value change in accounting) and gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	For the Years Ended December 31,
	2018	2017	2016
Proceeds from sales	$177.7	$218.7	$1,939.4
Gross realized gains (1)	6.9	7.1	168.9
Gross realized losses (2)	(2.6)	(0.4)	(19.9)

(1) Gross realized gains for the year ended December 31, 2016 includes $145.6 million related to the sale of Assurant Employee Benefits as described in Note 1.
(2) Gross realized losses for the year ended December 31, 2016 includes $15.9 million related to the sale of Assurant Employee Benefits as described in Note 1.

Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary Impairments
The following table sets forth the net realized gains (losses), including OTTI, recognized in the statement of operations for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$4.3	$6.1	$143.6
Equity securities	(6.1)	0.2	5.7
Commercial mortgage loans on real estate	0.4	1.3	13.6
Other investments	—	2.2	2.2
Total net realized gains related to sales and other (1)	(1.4)	9.8	165.1
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	—	(0.1)	(0.3)
Other investments	—	—	(1.9)
Total net realized losses related to other-than-temporary impairments	—	(0.1)	(2.2)
Total net realized gains	$(1.4)	$9.7	$162.9

(1) The year ended December 31, 2016 net realized gains includes $141.5 million related to the sale of Assurant Employee Benefits as described in Note 1.

Schedule of Unrealized Gains on Equity Securities
The following table sets forth the portion of unrealized gains related to equity securities for the year ended December 31, 2018:

Year Ended December 31, 2018
Net losses recognized on equity securities	$(6.1)
Less: Net realized gains related to sales of equity securities	0.4
Total net unrealized losses on equity securities held (1)	$(6.5)

(1)
Net gains for the year ended December 31, 2018 are required to be reported through the income statement in accordance with the 2018 accounting guidance on financial instruments. Net unrealized gains of $4.5 million and loss of $5.8 million for the years ended December 31, 2017 and 2016, respectively, were reported through AOCI.

Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts:

	Years Ended December 31,
	2018	2017	2016
Balance, beginning of year	$10.7	$11.1	$13.6
Additions for credit loss impairments recognized in the current period on securities previously impaired	—	—	0.3
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(0.3)	(0.3)	(0.5)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	—	(0.1)	(2.3)
Balance, end of year	$10.4	$10.7	$11.1

Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities, as applicable, as of December 31, 2018 and 2017 were as follows:

	December 31, 2018
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Asset-backed	$63.2	$(1.8)	$—	$—	$63.2	$(1.8)
Commercial mortgage-backed		$—	$3.3	$(0.2)	$3.3	$(0.2)
Residential mortgage-backed	—	—	8.2	(0.4)	8.2	(0.4)
U.S. corporate	40.5	(1.5)	2.5	(0.4)	43.0	(1.9)
Foreign corporate	5.7	(0.3)	—	—	5.7	(0.3)
Total fixed maturity securities	$109.4	$(3.6)	$14.0	$(1.0)	$123.4	$(4.6)

	December 31, 2017
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Commercial mortgage-backed	$—	$—	$3.3	$(0.2)	$3.3	$(0.2)
Residential mortgage-backed	9.5	(0.4)	—	—	$9.5	(0.4)
U.S. corporate	—	—	1.5	(0.1)	$1.5	(0.1)
Total fixed maturity securities	$9.5	$(0.4)	$4.8	$(0.3)	$14.3	$(0.7)
Equity securities:
Non-redeemable preferred stocks	$2.5	$(0.1)	$—	$—	$2.5	$(0.1)

Schedule of Cost or Amortized Cost and Fair Value of Securities in an Unrealized Loss Position
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2018, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due in one year or less	0.8	0.8
Due after one year through five years	1.4	1.3
Due after five years through ten years	9.1	8.9
Due after ten years	39.6	37.7
Total	50.9	48.7
Asset-backed	65.0	63.2
Commercial mortgage-backed	3.5	3.3
Residential mortgage-backed	8.6	8.2
Total	$128.0	$123.4

Summary of Loan-To-Value and Average Debt-Service Coverage Ratios

	December 31, 2018
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$54.6	100.0%	1.96

	December 31, 2017
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$79.1	100.0%	2.11
Less valuation allowance	(0.4)
Net commercial mortgage loans on real estate	$78.7